CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITIES (Details Narrative) - USD ($)																			3 Months Ended			4 Months Ended	6 Months Ended	12 Months Ended
	May 13, 2026	Feb. 03, 2026	Jan. 22, 2026	Jan. 21, 2026	Jan. 05, 2026	Nov. 28, 2025	Sep. 24, 2025	Jul. 31, 2025	Jul. 15, 2025	Jun. 03, 2025	May 28, 2025	Nov. 20, 2020	Nov. 13, 2020	Nov. 06, 2020	Aug. 25, 2020	Aug. 24, 2020	Jul. 10, 2020	Jun. 23, 2020	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025	May 12, 2026	May 28, 2026	Dec. 31, 2025	Dec. 31, 2024	Apr. 01, 2026	Oct. 31, 2022
Short-Term Debt [Line Items]
Convertible notes outstanding balance																			$ 215,000					$ 215,000
Principal amount																			97,017					32,526
Debt instrument, maturity date						May 28, 2026
Proceeds from notes payable																			190,000					350,000
Derivative liabilities																			2,955,700					$ 4,193,434	$ 210,493
Volatility rate																									101.00%
Risk free rate																									4.24%
Reverse stock split, shares			58,309																					2,480,814,993	457,990,649
Convertible notes outstanding amount																								$ 200,000
Monthly repayment instalment						$ 37,300
Derivative liability																			$ 1,513,786		$ 98,012
Risk free minimum rate																			3.78%					3.54%
Risk free maximum rate																			3.80%					3.67%
Volatility minimum rate																			194.76%					300.23%
Volatility minimum rate																			224.55%					347.00%	146.00%
Derivative liability and credited expense																			$ 98,012
Frequency of periodic payment						six-month period
Date of first required payment						Nov. 28, 2025
Converted principal																								$ 100,000
Decrease in derivative liabilities																								53,919
Amortized as interest expense																								47,932
Principal balance outstanding amount																			$ 18,658,590					$ 18,448,173	$ 20,241,164
Warrant [Member]
Short-Term Debt [Line Items]
Volatility rate																			344.86%					347.00%
Risk free minimum rate																			3.71%					3.54%	4.18%
Risk free maximum rate																			3.80%					3.59%	4.25%
Volatility minimum rate																								347.00%	121.00%
Holder [Member]
Short-Term Debt [Line Items]
Number of warrants purchased													125,000,000
Warrant exercise price													$ 0.008
Stock Issued During Period, Shares, New Issues									2				2			2
Subsequent Event [Member]
Short-Term Debt [Line Items]
Principal amount	$ 110,000	$ 110,000			$ 100,000
Debt instrument, maturity date	May 13, 2027	Feb. 03, 2027			Jan. 05, 2027
Legal fees	$ 10,000	$ 10,000			$ 10,000
Reverse stock split, shares				58,309
Monthly repayment instalment																							$ 37,300
Interest rate	15.00%	15.00%			15.00%
Stock Issued During Period, Shares, New Issues																						439,796
Principal balance outstanding amount																						$ 5,000
Maximum [Member] | Measurement Input, Exercise Price [Member]
Short-Term Debt [Line Items]
Warrant measurement input																			0.0002					0.0019
Maximum [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Exercise price maximum per share																			$ 40.00					$ 40.00
Minimum [Member] | Measurement Input, Exercise Price [Member]
Short-Term Debt [Line Items]
Warrant measurement input																			0.008					0.008
Minimum [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Exercise price maximum per share																			$ 1.00					$ 9.50
July Fourteen Two Thousand Twenty Six [Member]
Short-Term Debt [Line Items]
Principal amount																			$ 75,699					$ 35,814
Convertible notes outstanding amount																								200,000
unamortized discounts amount																			124,301					164,186
September Two Thousand Twenty Six Note [Member]
Short-Term Debt [Line Items]
Principal amount																			29,994					11,574
Convertible notes outstanding amount																								200,000
unamortized discounts amount																			170,006					188,426
July 31 2025 [Member]
Short-Term Debt [Line Items]
Principal amount																			3,458,229					2,643,592
Convertible notes outstanding amount																			3,458,229					3,458,229
October 30 2026 Note [Member]
Short-Term Debt [Line Items]
Principal amount																			11,569
Convertible notes outstanding amount																			147,000
unamortized discounts amount																			135,431
Third-Party [Member] | October 30 2026 Note [Member]
Short-Term Debt [Line Items]
Principal amount																			5,085
Convertible notes outstanding amount																			75,000
unamortized discounts amount																			69,915
15% Convertible Note [Member]
Short-Term Debt [Line Items]
Debt interest rate																	15.00%
Convertible notes outstanding balance																			25,000					25,000	$ 25,000
Promissory Note [Member]
Short-Term Debt [Line Items]
Number of warrants purchased																											50,000,000
Warrant exercise price														$ 0.0075
Principal balance outstanding amount																			375,000					375,000	375,000
Promissory Note [Member] | Holder [Member]
Short-Term Debt [Line Items]
Principal amount			$ 147,000				$ 200,000		$ 200,000				$ 1,000,000	$ 389,423		$ 750,000		$ 210,000
Debt instrument, maturity date									Jul. 14, 2026				Nov. 13, 2021			Aug. 24, 2021
Proceeds from notes payable			140,000				191,000		$ 191,000			$ 890,000			$ 663,000
Legal fees			$ 7,000				$ 9,000		9,000			$ 110,000			$ 87,000
Derivative liabilities									$ 187,309
Number of warrants purchased																122,950,819
Warrant exercise price																$ 0.0061
unamortized discounts amount																								0	48,259
Interest rate			12.00%				12.00%		12.00%				12.00%	12.00%		12.00%
Accrued interest														$ 8,716				$ 15,707
Debt instrument, description													Principal payments shall be made in six instalments of $166,667 commencing 180 days from the issue date and continuing each 30 days thereafter for 5 months and the final payment of principal and interest due on the maturity date.			Principal payments shall be made in six instalments of $125,000 commencing 180 days from the Issue Date and continuing each 30 days thereafter for 5 months and the final payment of principal and interest due on the Maturity Date.
Principal balance outstanding amount														$ 120,000					389,423					389,423
Debt instrument, carrying amount																								389,423	$ 341,164
Promissory Note [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Principal amount																										$ 110,000
Promissory Note [Member] | July Fourteen Thousand Twenty Six [Member]
Short-Term Debt [Line Items]
Volatility rate										257.88%
Risk free rate										4.11%
Promissory Note [Member] | July Fourteen Two Thousand Twenty Six [Member]
Short-Term Debt [Line Items]
Number of warrants purchased									200,000
Reverse stock split, shares									10,000,000
Warrant exercise price									$ 1.00
Promissory Note [Member] | September Two Thousand Twenty Six Note [Member]
Short-Term Debt [Line Items]
Volatility rate							212.92%
Risk free rate							3.63%
Number of warrants purchased							200,000
Reverse stock split, shares							10,000,000
Warrant exercise price							$ 1.00
Promissory Note [Member] | September Two Thousand Twenty Six Note [Member] | Holder [Member]
Short-Term Debt [Line Items]
Derivative liabilities							$ 176,598
Promissory Note [Member] | October 30 2026 Note [Member]
Short-Term Debt [Line Items]
Volatility rate			191.43%
Risk free rate			3.57%
Promissory Note [Member] | October 30 2026 Note [Member] | Holder [Member]
Short-Term Debt [Line Items]
Principal amount			$ 75,000
Proceeds from notes payable			75,000
Derivative liabilities			162,818
Promissory Note [Member] | Third-Party [Member]
Short-Term Debt [Line Items]
Debt instrument, maturity date								Mar. 31, 2026
Amortization of the costs								$ 814,637
Promissory Note [Member] | Third-Party [Member] | June 2026 [Member]
Short-Term Debt [Line Items]
Debt interest rate											12.00%
Principal amount											$ 200,000
Debt instrument, maturity date											May 28, 2026
Proceeds from notes payable										$ 191,000
Legal fees										9,000
Derivative liabilities										$ 179,173
Volatility rate										236.61%	187.76%
Risk free rate										4.16%	4.05%
Number of warrants purchased											200,000
Reverse stock split, shares										10,000,000
Warrant exercise price											$ 1.00
Warrants issued											$ 969,039
Amortization of debt discount											191,000
Derivative expense									$ 832,378		$ 957,212
Amortization of the costs																			64,491					32,526
Debt instrument, description											The per share conversion price into which Principal Amount and interest (including any Default Interest) under this Note shall be convertible into shares of Common Stock hereunder as further described in this Note (the “Conversion Price”) shall equal the Market Price (as defined in the Note), subject to adjustment as provided in this Note. “Market Price” shall mean 70% of the lowest Trading Price (as defined below) for the Common Stock during the five (5) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date. “Trading Price” means, for any security as of any date, the volume weighted average price on the Principal Market as reported by a reliable reporting service (“Reporting Service”) designated by the Holder (i.e. Quotestream or Bloomberg).
Promissory Note [Member] | Third-Party [Member] | June 2026 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Warrant exercise price											$ 0.0002
Promissory Note [Member] | Third-Party [Member] | July Fourteen Two Thousand Twenty Six [Member]
Short-Term Debt [Line Items]
Volatility rate									185.97%		185.97%
Risk free rate									4.05%		4.05%
Warrants issued									$ 836,069
Amortization of debt discount									$ 191,000
Amortization of the costs																			39,885	$ 35,814
Promissory Note [Member] | Third-Party [Member] | July Fourteen Two Thousand Twenty Six [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Warrant exercise price									$ 0.0002
Promissory Note [Member] | Third-Party [Member] | September Two Thousand Twenty Six Note [Member]
Short-Term Debt [Line Items]
Debt instrument, maturity date							Sep. 23, 2026
Volatility rate							259.75%
Risk free rate							3.70%
Warrants issued							$ 332,395
Amortization of debt discount							191,000
Derivative expense							317,993
Amortization of the costs							$ 18,420																	11,574
Promissory Note [Member] | Third-Party [Member] | September Two Thousand Twenty Six Note [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Warrant exercise price							$ 0.0002		$ 0.0002
Promissory Note [Member] | Third-Party [Member] | July 31 2025 [Member]
Short-Term Debt [Line Items]
Amortization of debt discount																								$ 814,637
Promissory Note [Member] | Third-Party [Member] | October 30 2026 Note [Member]
Short-Term Debt [Line Items]
Debt instrument, maturity date							Oct. 30, 2026
Amortization of debt discount			140,000
Derivative expense			22,818
Amortization of the costs			11,569
Two Convertible Note [Member]
Short-Term Debt [Line Items]
Principal amount								2,200,000
Derivative liabilities								$ 1,842,831
Volatility rate								321.00%
Risk free rate								4.24%
Number of warrants purchased																								200,000
Reverse stock split, shares																								10,000,000
Warrant exercise price																								$ 0.50
unamortized discounts amount																			$ 102,983					$ 167,474
Interest rate								15.00%
Accrued interest								$ 1,358,229
Principal balance outstanding amount																								3,458,229
Debt instrument, carrying amount																								$ 2,643,592
Two Convertible Note [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Warrant exercise price																								$ 0.0001
Promissory Note One [Member] | Holder [Member]
Short-Term Debt [Line Items]
Number of warrants purchased													25,000			24,590
Warrant exercise price													$ 40			$ 30.50
Promissory Note One [Member] | October 30 2026 Note [Member] | Holder [Member]
Short-Term Debt [Line Items]
Derivative liabilities			82,961
Promissory Note One [Member] | Third-Party [Member] | October 30 2026 Note [Member]
Short-Term Debt [Line Items]
Amortization of debt discount			75,000
Derivative expense			7,961
Amortization of the costs			$ 5,085
Convertible Note [Member]
Short-Term Debt [Line Items]
Risk free minimum rate																			3.70%					3.54%
Risk free maximum rate																			3.72%					3.67%
Volatility minimum rate																			256.63%					300.23%
Volatility minimum rate																			350.37%					347.00%
Principal balance outstanding amount																			$ 190,000					$ 290,000
Convertible Two Note [Member]
Short-Term Debt [Line Items]
unamortized discounts amount																								$ 814,637
Convertible Notes [Member]
Short-Term Debt [Line Items]
Risk free minimum rate																								3.68%
Risk free maximum rate																								3.71%
Volatility minimum rate																								254.90%
Volatility minimum rate																								262.04%